Earnings Per Share	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Earnings Per Share [Abstract]
Earnings Per Share

NOTE 2. EARNINGS PER SHARE

The following table reconciles the numerators and denominators of basic earnings per share with that of diluted earnings per share for the periods presented:

	Three Months Ended September 30,		Nine Months Ended September 30,
(dollars in thousands, except shares and per share data)	2014	2013	2014	2013
Numerator for Earnings per Share—Basic:
Net income	$14,660	$12,247	$43,414	$38,680
Less: Income allocated to participating shares	51	33	115	114

Net Income Allocated to Shareholders	$14,609	$12,214	$43,299	$38,566

Numerator for Earnings per Share—Diluted:
Net income	14,660	12,247	$43,414	$38,680

Net Income Available to Shareholders	$14,660	$12,247	$43,414	$38,680

Denominators for Earnings per Share:
Weighted Average Shares Outstanding—Basic	29,693,417	29,658,065	29,679,623	29,644,646
Add: Potentially dilutive shares	21,195	27,535	25,732	35,132

Denominator for Treasury Stock Method—Diluted	29,714,612	29,685,600	29,705,355	29,679,778

Weighted Average Shares Outstanding—Basic	29,693,417	29,658,065	29,679,623	29,644,646
Add: Average participating shares outstanding	102,980	80,240	78,835	87,725

Denominator for Two-Class Method—Diluted	29,796,397	29,738,305	29,758,458	29,732,371

Earnings per share—basic	$0.49	$0.41	$1.46	$1.30
Earnings per share—diluted	$0.49	$0.41	$1.46	$1.30
Warrants considered anti-dilutive excluded from potentially dilutive shares	517,012	517,012	517,012	517,012
Stock options considered anti-dilutive excluded from potentially dilutive shares	427,362	612,768	428,233	632,481
Restricted stock considered anti-dilutive excluded from potentially dilutive shares	81,785	52,705	53,103	52,593

NOTE 3. EARNINGS PER SHARE

The following table reconciles the numerators and denominators of basic and diluted EPS:

	Years Ended December 31,
(dollars in thousands, except share and per share data)	2013	2012	2011
Numerator for Earnings per Common Share—Basic:
Net income	$50,539	$34,200	$47,264
Less: Preferred stock dividends and discount amortization	—	—	7,611
Less: Income allocated to participating shares	147	126	130

Net Income Allocated to Common Shareholders	$50,392	$34,074	$39,523

Numerator for Earnings per Common Share—Diluted:
Net income	$50,539	$34,200	$47,264
Less: Preferred stock dividends and discount amortization	—	—	7,611

Net Income Available to Common Shareholders	$50,539	$34,200	$39,653

Denominators:
Weighted Average Common Shares Outstanding—Basic	29,647,231	28,976,619	27,966,981
Add: Dilutive potential common shares	35,322	32,261	23,169

Denominator for Treasury Stock Method—Diluted	29,682,553	29,008,880	27,990,150

Weighted Average Common Shares Outstanding—Basic	29,647,231	28,976,619	27,966,981
Add: Average participating shares outstanding	86,490	107,274	92,212

Denominator for Two-Class Method—Diluted	29,733,721	29,083,893	28,059,193

Earnings per common share—basic	$1.70	$1.18	$1.41
Earnings per common share—diluted	$1.70	$1.18	$1.41
Warrants considered anti-dilutive excluded from dilutive potential common shares	517,012	517,012	517,012
Stock options considered anti-dilutive excluded from dilutive potential common shares	619,418	747,443	757,580
Restricted stock considered anti-dilutive excluded from dilutive potential common shares	51,169	75,012	69,043